Document and Entity Information	Mar. 06, 2020
Cover [Abstract]
Entity Registrant Name	Xerox Holdings Corp
Amendment Flag	false
Entity Central Index Key	0001770450
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 06, 2020
Entity Incorporation State Country Code	NY
Entity File Number	001-39013
Entity Tax Identification Number	83-3933743
Entity Address, Address Line One	P.O. Box 4505
Entity Address, Address Line Two	201 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1056
City Area Code	(203)
Local Phone Number	968-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Xerox Holdings Corporation Common Stock, $1.00 par value
Trading Symbol	XRX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false